Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets [Abstract]
Intangible Assets
Note 17—Intangible assets

€ million		Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2025		143	2,406	287	347	14	3,197
Additions		—	—	—	12	14	26
Business combination	Note 4	1,700	242	132	86	—	2,160
Retirement		—	—	—	(28)	—	(28)
Transfers to other definite life intangibles		—	—	—	8	(8)	—
Transfers from assets under construction		—	—	—	7	18	25
Impact of currency translation		(35)	(231)	(36)	(9)	(1)	(312)
As at 31 December		1,808	2,417	383	423	37	5,068
Amortisation
As at 1 January 2025		—	(1,929)	(61)	(299)	—	(2,289)
Amortisation		—	(71)	(25)	(44)	—	(140)
Impairment expense		—	(99)	—	—	—	(99)
Impairment reversals		—	26	—	—	—	26
Retirement		—	—	—	28	—	28
Impact of currency translation		—	201	9	6	—	216
As at 31 December 2025		—	(1,872)	(77)	(309)	—	(2,258)
Book value as at 31 December		1,808	545	306	114	37	2,810

€ million	Orbital slot licence rights (indefinite- life)	Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2024	2,124	140	234	292	462	22	3,274
Additions	—	—	1	—	4	18	23
Disposals	—	—	—	—	—	—	—
Retirement 1	—	—	(80)	—	(158)	—	(238)
Transfer to definite life	(2,124)	—	2,134	—	(10)	—	—
Transfers from/(to) assets in the course of construction (Note 16)	—	—	—	—	45	(27)	18
Impact of currency translation	—	3	117	(5)	4	1	120
As at 31 December 2024	—	143	2,406	287	347	14	3,197
Amortisation
As at 1 January 2024	(1,798)	—	(127)	(27)	(402)	—	(2,354)
Amortisation	—	—	(72)	(31)	(53)	—	(156)
Impairment reversals	—	—	93	—	—	—	93
Retirement 1	—	—	80	—	158	—	238
Transfer to definite life	1,798	—	(1,798)	—	—	—	—
Impact of currency translation	—	—	(105)	(3)	(2)	—	(110)
As at 31 December 2024	—	—	(1,929)	(61)	(299)	—	(2,289)
Net book value as at 31 December 2024	—	143	477	226	48	14	908

1	Orbital slot retirements related to 85°W, 105.5°W, 68.5°W, 65°E, 63°E, and certain rights at 129°W.

€ million	Orbital slot licence rights (indefinite- life)	Goodwill	Orbital slot licence rights (definite life)	Customer relationships	Other definite life intangibles	Internally generated development costs	Total
Cost
As at 1 January 2023	2,193	2,740	234	292	507	51	6,017
Additions	—	—	—	—	2	20	22
Disposals	—	—	—	—	—	—	—
Retirement 1	—	(2,500)	—	—	(111)	—	(2,611)
Transfers from/(to) assets in course of construction	—	—	—	—	69	(49)	20
Impact of currency translation	(69)	(100)	—	—	(5)	—	(174)
As at 31 December 2023	2,124	140	234	292	462	22	3,274
Amortisation
As at 1 January 2023	(139)	(1,002)	(113)	(8)	(464)	—	(1,726)
Amortisation	—	—	(13)	(19)	(57)	—	(89)
Impairment	(1,677)	(1,548)	—	—	—	—	(3,225)
Retirement 1	—	2,500	—	—	111	—	2,611
Impact of currency translation	18	50	(1)	—	8	—	75
As at 31 December 2023	(1,798)	—	(127)	(27)	(402)	—	(2,354)
Net book value as at 31 December 2023	326	140	107	265	60	22	920

1
Goodwill retirements of the period relate primarily to those elements of brought forward goodwill from which no future economic benefits are expected. This includes all goodwill associated with the GEO North America, GEO International and MEO cash-generating units. Similarly, the retirements of fully amortised other definite life intangibles represent items from which no future economic benefits are expected.

Definition of cash-generating units for intangible assets
As described in Note 2, as of 1 January 2025 management has aggregated the individual slot-satellite-ground CGUs into a single group for goodwill impairment testing purposes. In 2024, management had aggregated its individual slot-satellite GEO CGUs into a single global GEO CGU for goodwill impairment testing purposes and maintained its MEO assets and operations as a separate MEO CGU. In 2023, management maintained separate regional GEO CGUs (Europe, North America, and International) as well as the separate MEO CGU.
Preparation and approval of business plan
The Group’s business plan is approved by the board of directors based on consolidated data which is in turn based on separate data prepared for each significant legal entity of the Group (see Note 41). The revenue, operating expenses, capital expenditures, and other cash flow information in the business plan is allocated to slot-satellite-ground CGUs by a combination of specific and general allocations using management’s best estimates.
Discount rates applied
The post-tax discount rate used for the grouping of CGUs for goodwill impairment testing purposes is 8.45% (2024: 8.07% for the GEO CGU and 8.89% for the MEO CGU; 2023: ranged from 6.83% to 8.57% for different groupings of CGUs as described above).

These discount rates were computed using market interest rates and commercial spreads, the capital structure of businesses in the Group’s business sector, and the risk profile of the businesses concerned. Specific risks relating to certain cash flows are taken into account in the development of the cash flow forecasts.
Perpetual Growth Rate (‘PGR’) assumptions
The PGR used for the grouping of CGUs is -1.6% (2024: -2.0% for the GEO CGU and -3.8% for the MEO CGU; 2023: ranged from +3.0% to -5.2% for different groupings of CGUs as described above).
These rates reflect the most recent long-term planning assumptions approved by the board of directors and can be supported by reference to the trading performance over a longer period and incorporate also projected growth rates for wide-beam and high-throughput satellites markets from external data sources.
Impairment charges recorded for 2025

i	Goodwill
As a result of the impairment tests conducted as of 31 December 2025, no impairment charges against goodwill were recorded (2024: nil; 2023: EUR 1,548 million). Goodwill as at 31 December 2025 was EUR 1,808 million (2024: EUR
143
million) of which EUR 1,700 million derived from the acquisition of Intelsat (translated from USD to EUR at the transaction rate of USD 1.1602 (see Note 4)). The balance of the goodwill related to Intelsat acquisition as at 31 December 2025 was EUR 1,679 million.
As part of standard impairment testing procedures, the Group assesses the impact of changes in the discount and growth rates and reductions in cash flows. Discount and growth rates are simulated up to 1% below and above the CGU’s specific rate used in the base valuation and
EBITDA
projections are simulated up to 5% below and above the base valuation. In this way a matrix of valuations is generated, which reveals the potential exposure to impairment expenses based on movements in valuation parameters which are within the range of outcomes foreseeable at the valuation date.
The most recent testing showed that there would be no impairment
a
 combination of a 1% increase in
after-tax
discount rates and a 1% decrease in the perpetual growth rate. Taken separately from changes in discount and perpetual growth rates, a 5% reduction in
EBITDA
would not lead to an impairment expense.

ii	Orbital slot rights
The cash flows from orbital slot rights are inseparable from the satellites located in those orbital positions and the supporting ground segment and are thus tested as part of the slot-satellite-ground CGUs.
Management applies the
post-tax
discount rate set out in Note 15 based on the primary currency of the underlying cash flows for each slot-satellite-ground CGU. In 2025, the net impairment expense recorded for orbital slot licence rights was EUR 73 million (2024: EUR 93 million reversal), with EUR 99 million of impairment charges (2024: EUR 93 million) being partially offset by EUR 26 million in reversals (2024: EUR 186 million) of previous impairment charges.
The impairment charges and reversals recorded reflect updated business assumptions for the orbital slot rights through to the end of their useful economic lives. In general, these updated assumptions reflect a combination of revised commercial developments and expectations, updated assessments of the regulatory environment impacting certain assets (and hence the Group’s ability to achieve the forecast commercial exploitation), changes in the competitive environment in which the Group operates, and certain changes in the operation of the satellites within each orbital location (for example the decision to place a particular satellite into inclined orbit, or changes to the timing thereof) or associated ground segment infrastructure.

As the Group tests its orbital slot rights together with its satellites and ground segment, the applicable amounts, discount rates, and sensitivity analysis for orbital slot rights are presented together with the same information for satellites in Note 15.

iii	Definite-life intangible assets
The definite-life intangible assets as at 31 December 2025 have a net book value by country as presented below:

2025 € million	Orbital slot licence rights	Customer relationships	Other
United States of America	307	306	94
Luxembourg	134	—	49
Netherlands	59	—	—
Sweden	37	—	—
Brazil	8	—	1
Germany	—	—	5
Other	—	—	2

Total	545	306	151

The definite-life intangible assets as at 31 December 2024 have a net book value by country as presented below:

2024 € million	Orbital slot licence rights	Customer relationships	Other
United States of America	116	226	8
Luxembourg	143	—	44
Netherlands	169	—	—
Sweden	39	—	—
Brazil	7	—	1
Germany	—	—	6
Other	3	—	3

Total	477	226	62

The definite-life intangible assets as at 31 December 2023 have a net book value by country as presented below:

2023 € million	Orbital slot licence rights	Customer relationships	Other 1
United States of America	—	265	3
Luxembourg	105	—	46
Brazil	2	—	1
Germany	—	—	9
Other *	—	—	1

Total	107	265	60

*	Updated to include internally generated development costs
As at 31 December 2025, the amount of the intangible assets pledged in relation to the Group’s liabilities was nil
(2023, 2024
: nil).